Label	Element	Value
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $0.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.70%
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $84.90 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator 20+ Year Treasury Bond 5 Floor ETF® – Quarterly | iShares 20+ Year Treasury Bond ETF, Expiration: 12/31/2025; Exercise Price: $126.91 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%